Financial instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial instruments
36.	Financial instruments
Credit risk
Exposure to credit risk:
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date is:

		2019	2018
Trade receivables	19	3,282,134	2,588,979
Contract assets	21	944,260	715,441
Receivables from financial services	20	2,442,258	4,202,941
Cash and cash equivalents (*)	24	10,238,584	7,419,095
Participating cross currency swap and FX swap contracts	35	845,513	1,356,062
Other current assets (**)	23	99,882	287,469
Financial asset at fair value through profit or loss		5,368	9,409
Financial asset at fair value through other comprehensive income	25	345,602	42,454
Due from related parties	39	4,477	13,533

		18,208,078	16,635,383

(*)	Cash in hand is excluded from cash and cash equivalents.
(**)	Prepaid expenses, VAT receivable, receivable from the Ministry of Transport and Infrastructure of Turkey, other and advances given are excluded from other current assets and other non-current assets.

Credit quality:
The maximum exposure to credit risk for trade and subscriber receivables, other assets and cash and cash equivalent arising from sales transactions, including those classified as due from related parties at the reporting date by type of customer is:

Other assets at 31 December 2019 (*)	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	11,075,880	383,055	109,594	134,229	74,380	63,995	807,941	299,149	180,029	13,128,252
Loss Allowance	22,884	5,013	8,284	9,497	12,666	11,415	243,399	177,160	137,260	627,578

(*)	Other Assets includes trade receivables, subscriber receivables, other assets, cash and cash equivalent and due from related parties.

Contract assets at 31 December 2019	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	948,950	—	—	—	—	—	—	—	—	948,950
Loss Allowance	4,690	—	—	—	—	—	—	—	—	4,690

Other assets from financial services at 31 December 2019 (**)	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	2,126,580	239,942	50,513	25,239	11,345	10,755	200,867	1,524	—	2,666,765
Loss Allowance	15,773	2,780	859	452	5,466	5,036	131,645	1,489	—	163,500

(**)	Other Assets includes trade receivables, subscriber receivables, other assets and cash and cash equivalents from financial services.

Other assets at 1 January 2019 (*)	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	8,550,197	211,558	80,337	57,336	42,857	25,363	754,732	272,547	319,298	10,314,225
Loss Allowance	24,864	4,567	5,238	4,900	6,368	6,028	214,893	182,431	281,522	730,811

(*)	Other Assets includes trade receivables, subscriber receivables and other assets.

Contract assets at 1 January 2019	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	722,811	—	—	—	—	—	—	—	—	722,811
Loss Allowance	7,370	—	—	—	—	—	—	—	—	7,370

Other assets from financial services at 1 January 2019 (**)	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	2,974,069	469,599	65,999	47,705	24,498	19,394	215,954	—	—	3,817,218
Loss Allowance	25,655	6,767	1,690	1,242	10,793	8,651	145,475	—	—	200,273

(**)	Other Assets includes trade receivables, subscriber receivables, other assets and cash and cash equivalents from financial services.

Impairment losses
Individual receivables, which are known to be uncollectible are written off by reducing the carrying amount directly. The other receivables are assessed collectively to determine whether there is objective evidence that an impairment has been incurred but not yet identified. The Group considers that there is evidence of impairment if any of the following indicators are present:

•	Significant financial difficulties of the customer

•	Probability that the customer will enter bankruptcy or financial reorganization, and

•	Default or delinquency in payments
Receivables for which an impairment provision was recognized are written off against the provision when there is no expectation of recovering additional cash.
Impairment losses are recognized in profit or loss within net impairment losses on financial and contract assets (Note 10). Subsequent recoveries of amounts previously written off are credited against Net impairment losses on financial and contract assets (Note 10).
Movements in the provision for impairment of trade receivables, contract assets, other assets and due from related parties are as follows:

	31 December 2019 Contract Asset	31 December 2019 Other Asset
Opening balance	7,370	730,811
Provision for impairment recognized during the year	1,105	376,107
Amounts collected	—	(147,858)
Transfer	(3,785)	3,785
Receivables written off during the year as uncollectible	—	(346,049)
Exchange differences	—	10,782

Closing balance	4,690	627,578

	31 December 2018 Contract Asset	31 December 2018 Other Asset
Opening balance	5,128	661,928
Provision for impairment recognized during the year	2,242	416,557
Amounts collected	—	(166,641)
Unused amount reversed (*)	—	(73,023)
Receivables written off during the year as uncollectible	—	(118,553)
Exchange differences	—	10,540
Disposal of subsidiaries	—	3

Closing balance	7,370	730,811

(*)
The Company signed a transfer of claim agreement with a debt management company to transfer some of its doubtful receivables stemming from the years between 1998 to 2016. Transferred doubtful receivables comprise of balances that the Company started legal proceedings for.

Movements in the provision for impairment of trade receivables, subscriber receivables, other assets and cash and cash equivalents from financial services are as follows:

	31 December 2019	31 December 2018
Opening balance	200,273	125,943
Provision for impairment recognized during the year	245,365	190,509
Amounts collected	(135,862)	(96,278)
Receivables written off during the year as uncollectible	(147,067)	—
Exchange differences	791	—
Unused amount reversed (*)	—	(19,901)

Closing balance	163,500	200,273

(*)
The Company signed a transfer of claim agreement with a debt management company to transfer some of its doubtful receivables stemming from the year 2017. Transferred doubtful receivables comprise of balances that the Company started legal proceedings for.

Liquidity risk
The table below analyses the Group’s financial liabilities by considering relevant maturity groupings based on their contractual maturities for:

•	all non-derivative financial liabilities, and

•	gross settled derivative financial instruments for which contractual maturities are essential for an understanding of the timing of the cash flows,

	31 December 2019							31 December 2018
	Carrying Amount	Contractual cash flows	6 months or less	6-12 Months	1-2 years	2-5 years	More than 5 Years	Carrying Amount	Contractual cash flows	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 Years
Non-derivative financial liabilities
Secured bank loans	2,415	(2,587)	(1,329)	(1,258)	—	—	—	4,180	(4,712)	(1,272)	(1,209)	(2,231)	—	—
Unsecured bank loans	12,804,467	(13,688,718)	(4,246,288)	(2,586,232)	(1,338,152)	(3,684,289)	(1,833,757)	13,526,847	(14,353,989)	(4,354,548)	(2,065,424)	(3,587,398)	(2,503,531)	(1,843,088)
Debt securities issued	5,965,790	(8,446,514)	(318,861)	(168,861)	(337,723)	(1,013,168)	(6,607,901)	5,210,562	(7,733,943)	(228,838)	(149,564)	(299,128)	(897,385)	(6,159,028)
Lease liabilities	1,533,055	(2,456,542)	(382,558)	(261,285)	(406,413)	(662,767)	(743,519)	1,413,956	(2,497,426)	(372,682)	(273,273)	(410,826)	(666,760)	(773,885)
Trade and other payables*	2,728,485	(2,789,258)	(2,694,568)	(94,690)	—	—	—	2,372,512	(2,440,300)	(2,440,300)	—	—	—	—
Due to related parties	12,082	(12,082)	(12,082)	—	—	—	—	45,331	(45,331)	(45,331)	—	—	—	—
Consideration payable in relation to acquisition of Belarusian Telecom (Note 28)	359,554	(594,020)	—	—	—	—	(594,020)	358,304	(526,090)	—	—	—	(526,090)	—
Derivative financial liabilities
Participating Cross Currency Swap and FX swap contracts	86,617	(139,936)	(46,104)	(14,625)	(25,514)	(49,492)	(4,201)	165,265	97,761	55,377	—	12,960	14,522	14,902
Buy		8,577,016	6,947,440	130,640	254,156	708,073	536,707		3,444,271	2,519,383	—	193,800	249,288	481,800
Sell		(8,716,952)	(6,993,544)	(145,265)	(279,670)	(757,565)	(540,908)		(3,346,510)	(2,464,006)	—	(180,840)	(234,766)	(466,898)

TOTAL	23,492,465	(28,129,657)	(7,701,790)	(3,126,951)	(2,107,802)	(5,409,716)	(9,783,398)	23,096,957	(27,504,030)	(7,387,594)	(2,489,470)	(4,286,623)	(4,579,244)	(8,761,099)

*	Advances received, license fee accruals, taxes and withholding taxes payable are excluded from trade and other payables.
Foreign exchange risk

The Group’s exposure to foreign exchange risk at the end of the reporting period, based on notional amounts, was as follows:

	31 December 2019
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	71	5,412	—
Financial asset at fair value through other comprehensive income	1,393	50,721	—
Due from related parties-current	152	581	—
Trade receivables and contract assets	17,383	38,496	—
Other current assets	10,602	4,979	—
Cash and cash equivalents	173,376	1,203,574	—

	202,977	1,303,763	—

Foreign currency denominated liabilities
Loans and borrowings-non-current	(351,444)	(577,675)	(192,367)
Debt securities issued-non-current	(923,188)	—	—
Lease obligations-non-current	(2,399)	(19,282)	—
Other non-current liabilities	(60,529)	—	—
Loans and borrowings-current	(402,507)	(385,371)	(44,880)
Debt securities issued-current	(55,060)	—	—
Lease obligations-current	(725)	(5,178)	—
Trade and other payables-current	(156,320)	(44,103)	(555)
Due to related parties	(1,022)	(51)	—

	(1,953,194)	(1,031,660)	(237,802)

Loans defined as hedging instruments (*)	—	145,105	—
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	1,830,226	(430,816)	234,367

Net exposure	80,009	(13,608)	(3,435)

(*)
The Company designated EUR 145,105 of bank loan, as hedging instruments in order to hedge the foreign currency risk arising from the translation of net assets of the subsidiaries operating in Europe from EUR to Turkish Lira. Foreign exchange gains/losses of the related loans are recognized under equity as “gains/(losses) on net investment hedges” in order to offset the foreign exchange gains/(losses) arising from the translation of the net assets of investments in foreign operations to Turkish Lira.

The table above shows the Company’s distribution of balance sheet and derivative foreign exchange position should be taken into account with nominal values of the option transactions. The Company monitors the delta adjusted position of the option transactions. As of 31 December 2019, the Company has USD 129,825 net foreign currency position.

	31 December 2018
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	222	11	—
Financial asset at fair value through other comprehensive income	—	7,043	—
Due from related parties-current	1,965	223	—
Trade receivables and contract assets	15,786	52,140	—
Other current assets	70,710	18,977	—
Cash and cash equivalents	786,322	384,800	—

	875,005	463,194	—

Foreign currency denominated liabilities
Loans and borrowings-non-current	(481,438)	(748,142)	(224,519)
Debt securities issued-non-current	(921,102)	—	—
Lease obligations-non-current	(4,719)	(24,068)	—
Other non-current liabilities	(68,107)	—	—
Loans and borrowings-current	(390,876)	(523,595)	(29,244)
Debt securities issued-current	(55,074)	—	—
L ease obligations-current	(2,951)	(8,223)	—
Trade and other payables-current	(233,805)	(32,946)	(70,553)
Due to related parties	(686)	(52)	—

	(2,158,758)	(1,337,026)	(324,316)

Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	1,082,036	811,167	202,600

Net exposure	(201,717)	(62,665)	(121,716)

Exposure to currency risk
Sensitivity analysis
The basis for the sensitivity analysis to measure foreign exchange risk is an aggregate corporate-level currency exposure. The aggregate foreign exchange exposure is composed of all assets and liabilities denominated in foreign currencies, the analysis excludes net foreign currency investments.

A 10% strengthening/weakening of the TL, UAH, BYN against the following currencies as at 31 December 2019 and 31 December 2018 would have increased/(decreased) profit or loss before by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Sensitivity analysis
31 December 2019
	Profit/(Loss)		Equity
	Appreciation of foreign currency	Depreciation of foreign currency	Appreciation of foreign currency	Depreciation of foreign currency
1- USD net asset/liability	47,527	(47,527)	—	—
2- Hedged portion of USD risk (-)	—	—	(6,135)	6,135

3- USD net effect (1+2)	47,527	(47,527)	(6,135)	6,135

4- EUR net asset/liability	(9,050)	9,050	—	—
5- Hedged portion of EUR risk (-)	—	—	(39,558)	39,558

6- EUR net effect (4+5)	(9,050)	9,050	(39,558)	39,558

7- Other foreign currency net asset/liability (RMB)	(290)	290	—	—
8- Hedged portion of other foreign currency risk (-) (RMB)	—	—	(1,379)	1,379
9- Other foreign currency net effect (7+8)	(290)	290	(1,379)	1,379

Total (3+6+9)	38,187	(38,187)	(47,072)	47,072

Sensitivity analysis
31 December 2018
	Profit/(Loss)		Equity
	Appreciation of foreign currency	Depreciation of foreign currency	Appreciation of foreign currency	Depreciation of foreign currency
1- USD net asset/liability	(106,121)	106,121	—	—
2- Hedged portion of USD risk (-)	—	—	(9,596)	9,596

3- USD net effect (1+2)	(106,121)	106,121	(9,596)	9,596

4- EUR net asset/liability	(37,775)	37,775	—	—
5- Hedged portion of EUR risk (-)	—	—	(23,613)	23,613

6- EUR net effect (4+5)	(37,775)	37,775	(23,613)	23,613

7- Other foreign currency net asset/liability (RMB)	(9,275)	9,275	—	—
8- Hedged portion of other foreign currency risk (-) (RMB)	—	—	364	(364)
9- Other foreign currency net effect (7+8)	(9,275)	9,275	364	(364)

Total (3+6+9)	(153,171)	153,171	(32,845)	32,845

Interest rate risk
As at 31 December 2019 and 2018 the interest rate profile of the Group’s variable rate interest-bearing financial instruments was:

		31 December 2019		31 December 2018
	Note	Effective Interest Rate	Carrying Amount	Effective interest rate	Carrying Amount
Variable rate instruments
USD floating rate loans	29	4.4%	(4,478,622)	4.3%	(4,589,157)
EUR floating rate loans	29	2.2%	(5,638,725)	2.1%	(6,975,890)
Sensitivity analysis
Cash flow sensitivity analysis for variable rate instruments:
An increase/decrease of interest rates by 100 basis points would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign exchange rates, remain constant. The analysis is performed on the same basis at 31 December 2019 and 2018:

	Profit or loss		Equity
	100 bps increase	100 bps decrease	100 bps increase	100 bps decrease
31 December 2019
Variable rate instruments (financial liability)	(225,528)	225,528	—	—

Cash flow sensitivity (net)	(225,528)	225,528	—	—

31 December 2018
Variable rate instruments (financial liability)	(234,196)	234,196	—	—

Cash flow sensitivity (net)	(234,196)	234,196	—	—

Fair values
Fair value of the Group’s financial assets and financial liabilities that are measured at fair value on a recurring basis
This section explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level is as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

•	Level 3 inputs are unobservable inputs for the asset or liability.

Valuation inputs and relationships to fair value
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurement of contingent consideration.

	Fair value at			Inputs
	31 December 2019	31 December 2018	Unobservable Inputs	31 December 2019	31 December 2018	Relationship of unobservable inputs to fair value
Contingent consideration	359,554	358,304	Risk-adjusted discount rate	5.2% - 6.1%	9.5%	An increase/decrease in the discount rate by 100 bps would change FV by TL (28,622) and TL 31,460, respectively.
			Expected settlement date	in instalments between 2026-2030	first quarter of 2023	If expected settlement date increase/decrease by 1-year, FV would change by TL (19,588) and TL 20,720, respectively.
Changes in the consideration payable in relation to acquisition of Belarusian Telecom for the years ended 31 December 2019 and 31 December 2018 are stated below:

	2019	2018
Opening balance	358,304	323,691
Gains recognized in profit or loss	1,250	34,613

Closing balance	359,554	358,304

Financial assets:
Carrying values of a significant portion of financial assets do not differ significantly from their fair values due to their short-term nature. Fair values of financial assets are presented in Note 25.
Financial liabilities:
As at 31 December 2018, fair values of financial liabilities not materially different to their carrying amounts since the interest payable on those borrowings is either close to current market rates or the borrowings are of a short term nature.
As at 31 December 2019, for the majority of the borrowings, the fair values are not materially different to their carrying amounts since the interest payable on those borrowings is either close to current market rates or the borrowings are of a short term nature. Material differences are identified only for the following borrowings:

	Carrying amount	Fair value
Bank loans	4,149,275	4,192,304

As at 31 December 2019, the fair value of debt securities issued by the Company in 2015 with a nominal value of USD 500,000 and fixed interest rate (Note 29), is TL 3,058,366(31 December 2018: TL 2,380,855).
As at 31 December 2019, the fair value of debt securities issued by the Company in 2018 with a nominal value of USD 500,000 and fixed interest rate (Note 29), is TL 2,961,300(31 December 2018: TL 2,329,011).
Fair value of cash and cash equivalents and debt securities issued are classified as level 1 and fair value of other financial assets and liabilities are classified as level 2.